Segment information - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) product_area	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of operating segments [abstract]
Number of product areas | product_area	4
Rebate accruals | €	€ 3,481	€ 3,815	€ 3,816